Other Comprehensive Income, Accumulated OCI Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulative OCI balances [Abstract]
Balance, beginning of period	$ 181,066	$ 187,443
Other comprehensive income (loss), net of tax	5,503	(596)	$ 1,784
Balance, end of period	183,038	181,066	187,443
Other Comprehensive Income Textual [Abstract]
Unrealized gain (loss) in AOCI, on available-for-sale debt securities transferred to held-to-maturity debt securities, after tax	2,700	3,100	3,500
AOCI including portion attributable to noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	4,476	(2,402)	740
Amounts reclassified from accumulated other comprehensive income (loss)	1,027	1,806	1,044
Other comprehensive income (loss), net of tax	5,503	(596)	1,784
Debt securities [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	3,988	(1,375)	858
Amounts reclassified from accumulated other comprehensive income (loss)	480	1,083	413
Other comprehensive income (loss), net of tax	4,468	(292)	1,271
Fair value hedges [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	16	15	16
Amounts reclassified from accumulated other comprehensive income (loss)	0	0	0
Other comprehensive income (loss), net of tax	16	15	16
Cash flow hedges [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	453	(921)	(151)
Amounts reclassified from accumulated other comprehensive income (loss)	468	638	546
Other comprehensive income (loss), net of tax	921	(283)	395
Defined benefit plans adjustments [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(1)	75	(17)
Amounts reclassified from accumulated other comprehensive income (loss)	78	85	85
Other comprehensive income (loss), net of tax	77	160	68
Debit valuation adjustments (DVA) [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	(63)	(31)	(29)
Amounts reclassified from accumulated other comprehensive income (loss)	1	0	0
Other comprehensive income (loss), net of tax	(62)	(31)	(29)
Foreign currency translation adjustments [Member]
Accumulative OCI balances [Abstract]
Net unrealized gains (losses) arising during the period	83	(165)	63
Amounts reclassified from accumulated other comprehensive income (loss)	0	0	0
Other comprehensive income (loss), net of tax	83	(165)	63
Total Wells Fargo stockholders' equity [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), net of tax	5,503	(596)	1,782
Accumulative other comprehensive income, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(12,176)	(11,580)	(13,362)
Other comprehensive income (loss), net of tax	5,503	(596)	1,782
Balance, end of period	(6,673)	(12,176)	(11,580)
Debt securities, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(8,856)	(8,564)	(9,835)
Balance, end of period	(4,388)	(8,856)	(8,564)
Fair value hedges, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(46)	(61)	(77)
Balance, end of period	(30)	(46)	(61)
Cash flow hedges, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(1,071)	(788)	(1,183)
Balance, end of period	(150)	(1,071)	(788)
Defined benefit plans adjustments, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(1,673)	(1,833)	(1,901)
Balance, end of period	(1,596)	(1,673)	(1,833)
Debit valuation adjustment (DVA), parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(46)	(15)	14
Balance, end of period	(108)	(46)	(15)
Foreign currency translation adjustments, parent [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	(484)	(319)	(380)
Balance, end of period	(401)	(484)	(319)
Noncontrolling interests [Member]
Accumulative OCI balances [Abstract]
Balance, beginning of period	1,946	1,708	1,986
Other comprehensive income (loss), net of tax	0	0	2
Balance, end of period	1,921	1,946	1,708
Cumulative other comprehensive income, noncontrolling Interests [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), net of tax	0	0	2
Debt securities, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), net of tax	0	0	0
Fair value hedges, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), net of tax	0	0	0
Cash flow hedges, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), net of tax	0	0	0
Defined benefit plans adjustments, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), net of tax	0	0	0
Debit valuation adjustment (DVA) [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), net of tax	0	0	0
Foreign currency translation adjustments, noncontrolling interest [Member]
Accumulative OCI balances [Abstract]
Other comprehensive income (loss), net of tax	$ 0	$ 0	$ 2